Offerings - Offering: 1	Oct. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share
Amount Registered | shares	45,385,000
Proposed Maximum Offering Price per Unit	3.13
Maximum Aggregate Offering Price	$ 142,055,050.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 12,358.79
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), Host Digital Inc. (the "Company") is also registering an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, the proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high and low prices of the Company's Class A common stock as reported on the NYSE American on October 12, 2026, which date is within five business days prior to the filing of this Registration Statement.